Schedule of changes in property, plant and equipment (Details) - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cost	R$ 71,391,017	R$ 68,794,058
Net book value	36,443,431	35,929,149
Accumulated depreciation, amortization and depletion	(34,947,586)	(32,864,909)
Land [member]
IfrsStatementLineItems [Line Items]
Cost	690,718	683,031
Net book value	690,718	683,031
Buildings [member]
IfrsStatementLineItems [Line Items]
Cost	8,432,520	8,281,424
Net book value	5,103,827	5,122,239
Accumulated depreciation, amortization and depletion	(3,328,693)	(3,159,185)
Machinery, Equipment and Facilities
IfrsStatementLineItems [Line Items]
Cost	54,248,803	53,401,832
Net book value	24,181,465	25,132,965
Accumulated depreciation, amortization and depletion	(30,067,338)	(28,268,867)
Projects and Stoppage in Progress
IfrsStatementLineItems [Line Items]
Cost	5,960,052	4,389,105
Net book value	5,960,052	4,389,105
OtherMember
IfrsStatementLineItems [Line Items]
Cost	2,058,924	2,038,666
Net book value	507,369	601,809
Accumulated depreciation, amortization and depletion	R$ (1,551,555)	R$ (1,436,857)